Investment - Summary of Amounts of Balance Sheets and Income Statements of Associates (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of associates [line items]
Current assets	R$ 17,489,071	R$ 15,058,055
Non-current assets	18,761,091	16,137,417
Current liabilities	9,240,841	5,195,069
Non-current liabilities	17,099,056	16,165,228
Equity	9,910,265	9,835,175	R$ 9,800,029	R$ 9,624,038
Net revenue from sales and services	81,241,102	89,297,975	90,697,983
Costs, operating expenses and income	221,394	179,625	57,533
Net income (loss)	927,697	402,944	1,132,320
Transportadora sulbrasileira de gas [member]
Summary of associates [line items]
Current assets	10,570	12,172
Non-current assets	12,822	14,041
Current liabilities	2,189	2,944
Non-current liabilities	602	626
Equity	20,601	22,643
Net revenue from sales and services	14,295	12,348	10,595
Costs, operating expenses and income	(6,475)	(4,815)	(7,957)
Net financial income and income and social contribution taxes	(437)	(157)	(211)
Net income (loss)	R$ 7,383	R$ 7,376	R$ 2,427
Number of shares or units held	20,124,996	20,124,996	20,124,996
% of capital held	25.00%	25.00%	25.00%
Oxicap Industria de Gases [member]
Summary of associates [line items]
Current assets	R$ 65,136	R$ 45,178
Non-current assets	77,339	84,705
Current liabilities	26,116	11,041
Non-current liabilities	7,994	9,634
Equity	108,365	109,208
Net revenue from sales and services	58,677	43,463	R$ 53,288
Costs, operating expenses and income	(54,163)	(36,791)	(43,814)
Net financial income and income and social contribution taxes	(1,770)	(2,483)	(3,453)
Net income (loss)	R$ 2,744	R$ 4,189	R$ 6,021
Number of shares or units held	1,987	1,987	1,987
% of capital held	15.00%	15.00%	15.00%
Quimica da bahia Industria e Comercio [member]
Summary of associates [line items]
Current assets	R$ 47	R$ 71
Non-current assets	10,146	10,147
Current liabilities	0	0
Non-current liabilities	3,109	3,110
Equity	7,084	7,108
Net revenue from sales and services	0	0	R$ 0
Costs, operating expenses and income	(24)	(84)	(78)
Net financial income and income and social contribution taxes	0	12	22
Net income (loss)	R$ (24)	R$ (72)	R$ (56)
Number of shares or units held	1,493,120	1,493,120	1,493,120
% of capital held	50.00%	50.00%	50.00%
Metalurgica plus [member]
Summary of associates [line items]
Current assets	R$ 58	R$ 40
Non-current assets	414	703
Current liabilities	28	25
Non-current liabilities	302	302
Equity	142	416
Net revenue from sales and services	0	0	R$ 0
Costs, operating expenses and income	(212)	(213)	(266)
Net financial income and income and social contribution taxes	(60)	(57)	(69)
Net income (loss)	R$ (272)	R$ (270)	R$ (335)
Number of shares or units held	3,000	3,000	3,000
% of capital held	33.00%	33.00%	33.00%
Plenogas distribuidora de gas [member]
Summary of associates [line items]
Current assets	R$ 352	R$ 151
Non-current assets	2,196	2,440
Current liabilities	154	34
Non-current liabilities	890	1,167
Equity	1,504	1,390
Net revenue from sales and services	0	0	R$ 0
Costs, operating expenses and income	396	285	399
Net financial income and income and social contribution taxes	(39)	(29)	(27)
Net income (loss)	R$ 357	R$ 256	R$ 372
Number of shares or units held	1,384,308	1,384,308	1,384,308
% of capital held	33.00%	33.00%	33.00%